Intangible Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible exploration and evaluation assets

(000s)
Balance at December 31, 2015	$122,020
Additions	19,425
Transfer to petroleum properties	(2,150)
Impairment loss	(33,426)
Balance at December 31, 2016	105,869
Additions	16,905
Transfer to petroleum and natural gas assets	(2,271)
Impairment loss	(79,025)
Balance at December 31, 2017	$41,478